Trade and other payables (Details) $ in Millions, $ in Millions	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)
Trade payables	$ 14,818		$ 15,383
Advances from sales, leases and services	5,363		5,802
Accrued invoices	2,319		4,921
Deferred incomes	96		0
Admission fees	2,575		1,771
Deposits in guarantee	67		148
Total trade payables	25,238		28,025
Dividends payable to non-controlling shareholders	1,691		1,507
Taxes payable	2,632		2,865
Director's fees	661		251
Management fees		$ 3,973		$ 0
Others	1,325		3,158
Total other payables	10,282		7,781
Trade and other payables	35,520		35,806
Non-current	4,598		3,690
Current	30,922		32,116
Total	$ 35,520		$ 35,806